Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Equipment and Related Accumulated Amortization Cost

The gross amount of plant and equipment and related accumulated amortization recorded under capital leases are as follows:

	December 31, 2011	December 31, 2012
Plant and machinery	119,086	89,089
Less: accumulated amortization	(9,824)	(16,182)

	109,262	72,907
Construction-in-progress – equipment pending installation	24,053	14,829

	133,315	87,736

Future Minimum Lease Payments Under Capital Lease Obligations

Future minimum lease payments under capital lease obligations as of December 31, 2012 are as follows:

Year ending December 31:
2013	45,611
2014	26,834
2015	13,137
Beyond 2015	9,888

Total minimum lease payments	95,470
Less: Amounts representing interest (at interest rate of 7.79%)	(12,042)

Present value of minimum payments	83,428
Current portion	(41,698)

Non-current portion	41,730